Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments required under non-cancellable lease agreements
Years ended December 31,	Amount
2021 (remaining 6 months)	$47
2022	16
2023	—
2024	—
2025	—
Total	$63

Years ending December 31,	Amount
2021	$95
2022	16
2023	—
2024	—
2025	—
Total	$111